Borrowings (Details 3) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Borrowings [Line Items]
Borrowings	₨ 42,506	₨ 43,290
Working capital facility [Member]
Disclosure Of Borrowings [Line Items]
Borowing notional amount	₨ 5,990
Security	Primarily secured by way of pari-passu charge on the entire current assets of the Group and collaterally by way of pari-passu charge on the unencumbered movable fixed assets of the Group with other banks under consortium.
Working capital facility [Member] | WCDL 1 [Member]
Disclosure Of Borrowings [Line Items]
Borowing notional amount	₨ 2,440
Working capital facility [Member] | WCDL 2 [Member]
Disclosure Of Borrowings [Line Items]
Borowing notional amount	1,450
Working capital facility [Member] | WCDL 3 [Member]
Disclosure Of Borrowings [Line Items]
Borowing notional amount	530
Working capital facility [Member] | WCDL 4 [Member]
Disclosure Of Borrowings [Line Items]
Borowing notional amount	400
Working capital facility [Member] | WCDL 5 [Member]
Disclosure Of Borrowings [Line Items]
Borowing notional amount	400
Working capital facility [Member] | WCDL 6 [Member]
Disclosure Of Borrowings [Line Items]
Borowing notional amount	250
Working capital facility [Member] | WCDL 7 [Member]
Disclosure Of Borrowings [Line Items]
Borowing notional amount	450
Working capital facility [Member] | WCDL 8 [Member]
Disclosure Of Borrowings [Line Items]
Borowing notional amount	70
WCDL [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	4,649	3,050
WCDL [Member] | WCDL 1 [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	2,380	930
WCDL [Member] | WCDL 2 [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	730	640
WCDL [Member] | WCDL 3 [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	490	360
WCDL [Member] | WCDL 4 [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	400	400
WCDL [Member] | WCDL 5 [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	400	300
WCDL [Member] | WCDL 6 [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	249	0
WCDL [Member] | WCDL 7 [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	0	350
WCDL [Member] | WCDL 8 [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	0	70
Bank overdrafts [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	0	326
Bank overdrafts [Member] | WCDL 1 [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	0	296
Bank overdrafts [Member] | WCDL 2 [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	0	0
Bank overdrafts [Member] | WCDL 3 [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	0	27
Bank overdrafts [Member] | WCDL 4 [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	0	0
Bank overdrafts [Member] | WCDL 5 [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	0	0
Bank overdrafts [Member] | WCDL 6 [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	0	3
Bank overdrafts [Member] | WCDL 7 [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	0	0
Bank overdrafts [Member] | WCDL 8 [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	₨ 0	₨ 0